CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	61,955,992	59,849,784
Ordinary shares, shares outstanding	61,955,992	59,849,784